UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 128.1%
Corporate — 3.0%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,612,395
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	930	883,537
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,000	4,014,440
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	4,000	4,276,040
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	4,750	4,929,408

		15,715,820
County/City/Special District/School District — 40.1%
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,060,097
Sub-Series D-1, 5.00%, 10/01/33	8,350	8,899,847
Sub-Series D-1, 5.00%, 8/01/31	1,300	1,406,210
City of New York New York, GO, Refunding:
Series I, 5.00%, 8/01/32	490	523,609
Series E, 5.50%, 8/01/25	6,230	7,437,063
5.00%, 8/01/27	1,070	1,190,664
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,250,507
Sub-Series A-1, 5.00%, 10/01/34	1,845	1,959,408
Refunding, 5.00%, 8/01/32	2,040	2,193,000

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, (AMBAC):
5.00%, 11/15/30	$1,500	$1,559,490
5.00%, 11/15/35	31,600	31,830,364
5.00%, 11/15/44	12,420	12,445,958
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	6,865	7,342,323
5.00%, 7/01/33	1,675	1,753,340
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 5.80%, 3/01/39 (b)	5,000	1,173,550
CAB, Yankee Stadium Project, Series A (AGC), 5.97%, 3/01/43 (b)	4,330	771,996
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,088,750
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,910	6,083,771
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,513,908
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,259,270
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,602,039
City of New York New York Transitional Finance Authority Future Tax Secured, RB, (NPFGC):
5.00%, 2/01/14 (c)	2,375	2,403,833
5.25%, 2/01/22	55	55,230
5.00%, 11/15/26	260	260,970
5.00%, 2/01/33	10,020	10,104,970
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,462,385
5.25%, 5/01/32	1,000	1,063,650

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Hudson Yards Infrastructure Corp., RB, Series A:
(AGC), 5.00%, 2/15/47	$4,300	$4,336,550
(AGC, NPFGC), 5.00%, 2/15/47	550	554,675
(AGM), 5.00%, 2/15/47	4,580	4,618,930
(NPFGC), 4.50%, 2/15/47	17,325	16,331,584
(NPFGC), 5.00%, 2/15/47	4,665	4,671,858
New York Liberty Development Corp., Refunding RB, Liberty:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,657,586
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,017,080
4 World Trade Center Project, 5.75%, 11/15/51	3,460	3,693,654
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	2,490	2,401,804
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	4,725	4,769,793
North Country Development Authority, Refunding RB, (AGM), 6.00%, 5/15/15	400	417,032
Sales Tax Asset Receivable Corp., Refunding RB, Series A, (AMBAC):
5.25%, 10/15/27	9,500	9,894,345
5.00%, 10/15/32	27,200	28,091,888
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,267,672
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC), 6.40%, 4/01/17	555	658,313

		210,078,966
Education — 24.2%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,005,800
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	1,040	1,083,493

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Industrial Development Agency, Refunding RB, Nightingale-Bamford School (AMBAC), 5.25%, 1/15/18	$1,275	$1,279,743
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/36	4,750	4,801,252
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	500	500,130
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,568,495
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,197,386
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,095,490
Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,000	1,062,580
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	778,080
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	9,725	9,866,985
County of Dutchess New York Local Development Corp., RB, Vassar College, Series A, 5.00%, 1/01/49	1,000	1,014,070
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC)
5.00%, 7/01/30	5,410	5,540,922
5.00%, 7/01/35	2,675	2,727,537
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	3,868,800
County of Monroe New York Industrial Development Corp., Refunding RB, Universtiy of Rochester, Series A, 5.00%, 7/01/38	1,440	1,511,986
County of Oneida New York Local Development Corp., RB, Hamilton College Project, 4.00%, 7/01/33	1,560	1,490,237

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Onondaga New York, RB, Syracuse University Project
5.00%, 12/01/30	$1,190	$1,273,157
5.00%, 12/01/36	1,150	1,209,248
County of Rensselaer New York Industrial Development Agency, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,260,095
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	1,120	1,187,805
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	514,280
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	536,640
5.25%, 7/01/36	860	900,153
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	713,718
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A:
5.00%, 7/01/35	800	834,472
5.00%, 7/01/40	2,035	2,096,457
New York State Dormitory Authority, RB:
Convent of the Sacred Heart, 5.75%, 11/01/40	2,075	2,233,094
Series A, 5.00%, 7/01/28	325	352,736
Series A, 5.50%, 7/01/36	1,550	1,656,718
General Purpose, Series A, 5.00%, 2/15/36	5,500	5,809,210
5.13%, 7/01/39	665	677,549
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,105,784
New York University, Series B, 5.00%, 7/01/34	1,000	1,085,100
New York University, Series B, 5.00%, 7/01/37	600	628,314
New York University, Series B, 5.00%, 7/01/42	3,240	3,369,146
New York University, Series C, 5.00%, 7/01/38	2,000	2,101,960

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	$1,500	$1,548,090
The New School, 5.50%, 7/01/43	4,050	4,256,955
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,538,559
New York State Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,079,980
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,059,440
New York University (NPFGC), 5.00%, 7/01/35	7,100	7,180,088
New York University, Series A, 5.00%, 7/01/31	3,955	4,272,112
New York University, Series A, 5.00%, 7/01/37	4,775	4,951,436
Rochester Institute of Technology, 4.00%, 7/01/32	2,355	2,193,141
Rochester Institute of Technology, 5.00%, 7/01/38	500	514,490
Rochester Institute of Technology, 5.00%, 7/01/42	750	765,818
Rockefeller University, Series B, 4.00%, 7/01/38	2,505	2,424,640
St. John’s University, Series A, 5.00%, 7/01/27	430	462,843
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	4,590,630
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	9,471,448
Troy IDA, RB, Rensselaer Polytechnic Institute Project, Series E, 5.20%, 4/01/37	2,280	2,347,807

		126,596,099

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health — 10.4%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	$2,200	$2,298,736
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center, (AGC):
5.50%, 4/01/30	250	265,012
5.50%, 4/01/34	490	512,310
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	830	840,242
5.00%, 12/01/37	350	347,081
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	860	691,655
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,004,594
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,092,780
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	6,500	6,687,590
Montefiore Hospital (NPFGC, FHA), 5.00%, 8/01/33	1,500	1,501,320
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14 (c)	4,925	5,112,248
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	3,701,919
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,100	1,182,907
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	2,075	2,163,831
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,500	1,319,220
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	1,750	1,587,775

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, Refunding RB:
New York University Hospital Center, Series A, 5.00%, 7/01/36	$1,500	$1,510,875
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	4,000	4,090,320
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	9,220	9,596,545
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,900	2,912,122

		54,419,082
Housing — 5.5%
City of New York New York Housing Development Corp., RB, M/F Housing AMT:
Series A-1-A, 5.00%, 11/01/30	750	754,200
Series A-1-A, 5.45%, 11/01/46	1,335	1,308,407
Series C, 5.00%, 11/01/26	1,500	1,523,460
Series C, 5.05%, 11/01/36	2,000	2,012,080
Series H-1, 4.70%, 11/01/40	1,340	1,279,258
Series H-2-A, 5.20%, 11/01/35	840	837,816
Series H-2-A, 5.35%, 5/01/41	600	607,524
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, Series L-2-A, 4.00%, 5/01/44	3,250	2,748,622
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,441,626
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT, (SONYMA):
6.13%, 2/01/20	705	706,939
6.25%, 2/01/31	1,125	1,126,215
New York State HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,433,445
State of New York Mortgage Agency, RB, 49th Series, 4.00%, 10/01/43	5,500	4,658,390

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
State of New York Mortgage Agency, Refunding RB:
48th Series, 3.70%, 10/01/38	$4,285	$3,435,713
Series 133, AMT, 4.95%, 10/01/21	320	325,760
Series 143, AMT, 4.85%, 10/01/27	1,100	1,109,240
Series 143, AMT (NPFGC, IBC), 4.85%, 10/01/27	2,485	2,523,145

		28,831,840
State — 12.1%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,705,712
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,654,300
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,090,205
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,660,965
Fiscal 2013, Series S-1, 4.00%, 7/15/42	735	638,693
Series S-2 (AGM, NPFGC), 5.00%, 1/15/37	5,000	5,312,650
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	5,981,435
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	3,465	3,728,340
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	6,230	6,565,299
New York State Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,050,170
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,868,422
Mental Health Facilities, Series B, 5.25%, 2/15/14 (c)	1,570	1,593,142
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	550	567,061
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,141,044

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Thruway Authority, RB:
2nd General Highway and Bridge Trust, Series A (AMBAC), 5.00%, 4/01/26	$4,380	$4,760,929
2nd General Highway and Bridge Trust, Series B, 5.00%, 4/01/27	1,500	1,633,335
Transportation, Series A, 5.00%, 3/15/32	1,130	1,215,710
New York State Urban Development Corp., RB, State Personal Income Tax:
Series A, 3.50%, 3/15/28	1,500	1,474,965
State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/14 (c)	5,000	5,090,300
Tobacco Settlement Financing Corp. New York, RB, Series B-1C, 5.50%, 6/01/22	1,900	1,908,265

		63,640,942
Transportation — 23.4%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,079,750
Series A, 5.00%, 11/15/30	2,935	3,094,312
Series C, 6.50%, 11/15/28	3,200	3,754,432
Series C, 4.00%, 11/15/43	635	551,129
Series D, 5.25%, 11/15/41	3,000	3,099,210
Series H, 5.00%, 11/15/25	1,000	1,115,580
Series H, 5.00%, 11/15/31	1,690	1,777,796
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,500	1,565,835
Series D, 5.25%, 11/15/29	1,000	1,073,470
Series D, 4.00%, 11/15/32	600	579,234
Series F, 5.00%, 11/15/30	1,580	1,669,349
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	3,500	3,652,565
New York State Thruway Authority, Refunding RB:
General, Series F (AMBAC), 5.00%, 1/01/30	6,000	6,203,580
General, Series G (AGM), 4.75%, 1/01/29	7,250	7,544,567
General, Series G (AGM), 4.75%, 1/01/30	9,000	9,348,570
General, Series G (AGM), 5.00%, 1/01/32	1,030	1,073,734

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
New York State Thruway Authority, Refunding RB (concluded):
General, Series I, 5.00%, 1/01/24	$1,505	$1,720,350
General, Series I, 5.00%, 1/01/37	6,500	6,710,665
General, Series I, 5.00%, 1/01/42	3,250	3,326,343
Series G (AGM), 5.00%, 1/01/30	2,000	2,086,920
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,900	2,056,826
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	2,705	2,725,152
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,603,800
Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,538,450
JFK International Air Terminal, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,500	3,517,325
JFK International Air Terminal, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,241,192
Special Project, JFK International Air Terminal LLC, Series 6, AMT (NPFGC), 6.25%, 12/01/13	4,425	4,434,027
Special Project, JFK International Air Terminal LLC, Series 6, AMT (NPFGC), 6.25%, 12/01/14	7,380	7,561,917
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 177th Series, AMT:
3.50%, 7/15/35	2,120	1,720,083
4.00%, 1/15/43	2,475	2,120,555
Triborough Bridge & Tunnel Authority, RB (c):
Sub-Series A (NPFGC), 5.25%, 11/15/13	6,000	6,011,940
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, RB (c) (concluded): Subordinate Bonds (AMBAC), 5.00%, 11/15/13	$1,965	$1,968,714
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/38	1,000	1,047,370
General, Series B, 5.00%, 11/15/31	495	536,922
Series C, 5.00%, 11/15/38	2,000	2,066,440
Series E (NPFGC), 5.25%, 11/15/23	630	632,646
Series E (NPFGC), 5.00%, 11/15/32	8,115	8,137,235
Sub-Series A, 5.00%, 11/15/28	2,500	2,740,225
Sub-Series A, 5.00%, 11/15/29	875	949,594

		122,637,804
Utilities — 9.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	2,000	2,080,080
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series D (AGM), 5.00%, 6/15/37	9,000	9,252,180
Series DD, 5.00%, 6/15/32	6,750	7,093,035
Water & Sewer System, 2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,611,390
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,074,260
Water & Sewer System, 2nd General Resolution, Series FF, 4.00%, 6/15/45	1,975	1,793,734
Long Island Power Authority, RB, Electric System Series A:
(AMBAC), 5.00%, 9/01/29	7,000	7,169,540
General (AGM), 5.00%, 5/01/36	3,775	3,865,071

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Long Island Power Authority, Refunding RB:
Electric System, Series A (AGC), 5.75%, 4/01/39	$1,015	$1,129,817
General, Electric System, Series A (AGC), 6.00%, 5/01/33	1,500	1,692,015
General, Series B (AGM), 5.00%, 12/01/35	4,000	4,113,560
New York State Environmental Facilities Corp., Refunding RB, New York City Municipal Water Revolving Funds Series B:
5.00%, 6/15/36	2,100	2,218,335
5.00%, 6/15/33	1,040	1,111,469
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,217,119
		49,421,605
Total Municipal Bonds in New York		671,342,158

Guam — 0.2%
Utility — 0.2%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,362,874
Puerto Rico — 0.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,500	3,497,760
Total Municipal Bonds — 129.0%		676,202,792

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York — 33.2%
County/City/Special District/School District — 11.6%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,750	6,883,987
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	14,400	16,425,648
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,355,876
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Hudson Yards Infrastructure Corp., RB, Senior, Series A, 5.75%, 2/15/47 (e)	$9,739	$10,316,662
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	18,000	18,784,620
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	3,645	3,806,984

		60,573,777
Education — 6.4%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,797,573
New York State Dormitory Authority, New York University Series A, LRB, State University Dormitory Facilities:
5.25%, 7/01/29	6,000	6,445,800
5.00%, 7/01/35	5,198	5,450,253
New York State Dormitory Authority, RB:
5.00%, 7/01/38	6,498	6,829,517
(AMBAC), 5.00%, 7/01/37	5,707	6,017,247

		33,540,390
State — 1.3%
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	6,297	6,716,145
Transportation — 9.7%
Metropolitan Transportation Authority, RB, Dedicated Tax, Series A (NPFGC), 5.00%, 11/15/31	3,901	4,160,126
New York State Thruway Authority, Refunding RB, General:
Series A, 5.00%, 3/15/31	3,940	4,245,035
Series G (AGM), 5.00%, 1/01/32	16,000	16,679,360
Series H (AGM, NPFGC), 5.00%, 1/01/37	10,000	10,348,300
Port Authority of New York & New Jersey, ARB, Consolidated, Series 169, AMT: 5.00%, 10/15/25	7,990	8,741,053

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC. (MYN)	OCTOBER 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Consolidated, Series 169, AMT (concluded): 5.00%, 10/15/26	$6,000	$6,467,580

		50,641,454
Utilities — 4.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,553,553
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	9,900	10,557,855
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,991	4,133,827
Series FF-2, 5.50%, 6/15/40	2,760	2,954,561

		22,199,796
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 33.2%		173,671,562
Total Long-Term Investments (Cost — $834,495,777) — 162.2%		849,874,354
Short-Term Securities — 0.9%	Shares	Value
BIF New York Municipal Money Fund, 0.00% (f)(g)	4,829,985	$4,829,985
Total Short-Term Securities (Cost — $4,829,985) — 0.9%		4,829,985
Total Investments (Cost — $839,325,762*) — 163.1%		854,704,339
Other Assets Less Liabilities — 1.9%		9,651,881
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.7%)		(92,538,378)
VRDP Shares, at Liquidation Value — (47.3%)		(247,700,000)

Net Assets Applicable to Common Shares — 100.0%		$524,117,842

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$747,863,226

Gross unrealized appreciation	$24,831,238
Gross unrealized depreciation	(10,495,880)

Net unrealized appreciation	$14,335,358

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019 is $12,782,458.

8	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	SharesHeld at July 31, 2013	Net Activity	SharesHeld at October 31, 2013	Income
BIF New York Municipal Money Fund	20,993,749	(16,163,764)	4,829,985	$2

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	GO	General Obligation Bonds
	AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
	AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certificates
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	IDRB	Industrial Development Revenue Bonds
	BARB	Building Aid Revenue Bonds	LRB	Lease Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.	M/F	Multi-Family
	BOCES	Board of Cooperative Educational Services	NPFGC	National Public Finance Guarantee Corp.
	CAB	Capital Appreciation Bonds	PILOT	Payment in Lieu of Taxes
	ERB	Education Revenue Bonds	RB	Revenue Bonds
	Fannie Mae	Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
	FHA	Federal Housing Administration	Syncora	Syncora Guarantee

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(213)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$27,127,547	$(16,873)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$849,874,354	—	$849,874,354
Short-Term Securities	$4,829,985	—	—	4,829,985

Total	$4,829,985	$849,874,354	—	$854,704,339

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(16,873)	—	—	$(16,873)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$378,000	—	—	$378,000
Liabilities:
TOB trust certificates	—	$(92,505,755)	—	(92,505,755)
VRDP Shares	—	(247,700,000)	—	(247,700,000)

Total	$378,000	$(340,205,755)	—	$(339,827,755)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2013	11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 23, 2013